SIX CIRCLES FUNDS

Six Circles Tax Aware Bond Fund

(a series of Six Circles Trust)

Supplement dated October 1, 2023

to the Prospectus dated May 1, 2023, as amended

Effective immediately, the portfolio manager information for Capital International, Inc. (“Capital”) for the Six Circles Tax Aware Bond Fund (the “Fund”) in the “Risk/Return Summary — Management — Sub-Advisers” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

Capital

Portfolio Manager	Managed the Fund Since	Primary Title with Sub- Adviser or its Affiliate
Karl J. Zeile	Inception	Partner
Mark Marinella	Inception	Partner
Courtney Wolf	2022	Partner
Vikas Malhotra	2022	Vice President
Lee Chu	2023	Partner

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — Tax Aware Bond Fund — Capital — Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Portfolio Managers:

Karl J. Zeile, Mark Marinella, Courtney Wolf, Vikas Malhotra and Lee Chu serve as portfolio managers to the Tax Aware Bond Fund.

Mr. Zeile is a Partner at Capital Fixed Income Investors, a division of an affiliate of Capital. Mr. Zeile is a fixed income portfolio manager at Capital Group. He also serves on the Fixed Income Management Committee. He has 32 years of investment experience and has been with Capital Group for 23 years.

Mr. Marinella is a Partner at Capital Fixed Income Investors, a division of an affiliate of Capital. Mr. Marinella is a fixed income portfolio manager at Capital Group. He has 37 years of investment industry experience and has been with Capital Group for 10 years.

Ms. Wolf is a Partner at Capital Fixed Income Investors, a division of an affiliate of Capital. She is a fixed income portfolio manager at Capital Group and serves on the Portfolio Coordinating Group. She has 17 years of investment experience, all with Capital Group.

Mr. Malhotra is a Vice President at Capital Fixed Income Investors. He is a fixed income portfolio manager at Capital Group. He has 12 years of investment experience and has been with Capital Group for 6 years.

Ms. Chu is a Partner at Capital Fixed Income Investors, a division of an affiliate of Capital. She is a fixed income portfolio manager at Capital Group with research responsibility for municipals, specifically the state and local government and tribal gaming sectors. She has 14 years of investment experience, all with Capital Group.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2023-32

SIX CIRCLES FUNDS

Six Circles Tax Aware Bond Fund

(a series of Six Circles Trust)

Supplement dated October 1, 2023

to the Statement of Additional Information dated May 1, 2023, as supplemented

Effective immediately, the information for Capital International, Inc. (“Capital”) in both tables with respect to the Six Circles Tax Aware Bond Fund in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section is hereby deleted and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($millions)
Tax Aware Bond Fund Capital
Karl J. Zeile	3	24,251	—	—	—	—
Mark Marinella	5	12,739	—	—	922	3,015
Courtney Wolf	2	31,589	—	—	—	—
Vikas Malhotra	2	9,548	—	—	—	—
Lee Chu*	2	33,678	—	—	—	—

*	As of June 30, 2023

Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Tax Aware Bond Fund Capital
Karl J. Zeile	—	—	—	—	—	—
Mark Marinella	—	—	—	—	—	—
Courtney Wolf	—	—	—	—	—	—
Vikas Malhotra	—	—	—	—	—	—
Lee Chu*	—	—	—	—	—	—

*	As of June 30, 2023

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2023-33